Equity-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Number of options
Options granted	0
Options forfeited	0
Management Incentive Plan [Member]
Number of options
Balance at the beginning	4,173,448	2,994,600
Options granted		1,272,515
Options forfeited		(52,267)
Options exercised		(41,400)
Balance at the end		4,173,448
Exercisable		2,624,873
Expected to vest		1,548,575
Weighted average exercise price per share
Balance at the end (in dollars per share)	$ 67.22	$ 58.30
Granted (in dollars per share)		87.85
Forfeited/Cancelled (in dollars per share)		68.26
Exercised (in dollars per share)		55.49
Balance at the end (in dollars per share)		67.22
Exercisable (in dollars per share)		$ 55.93
Exercisable (in years)		4 years 9 months 18 days
Expected to vest (in years)		9 years 6 months
Exercisable, Aggregate intrinsic value		$ 84
Expected to vest, Aggregate intrinsic value		$ 3
Management Incentive Plan [Member] | MIP Options
Number of options
Options exercised		(41,400)